INCOME TAXES (Details) $ in Thousands, $ in Millions	1 Months Ended		6 Months Ended				9 Months Ended			12 Months Ended
	Nov. 30, 2020	Aug. 31, 2019	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021
Income tax rate (as a percent)			25.00%	25.00%	25.00%		15.00%	15.00%	18.00%
Preferential tax rate							15.00%	15.00%
Income tax benefit (expense)			¥ 396,732,000	$ 59,231		¥ 663,357,000	¥ 579,891,000	$ 81,520	¥ 1,021,956,000
Hong Kong
Income tax rate (as a percent)			15.00%	15.00%	15.00%	18.00%
Effective tax rate			16.50%	16.50%	16.50%
Next tax rate for first minimum portion of assessable profits			8.25%	8.25%	8.25%
Income tax benefit (expense) | $					$ 2
Interest and penalties related to potential underpaid income tax expenses | ¥			¥ 0
Subsidiaries [Member]
Preferential tax rate										15.00%
Percentage of income tax exempt		40.00%
West Development | Subsidiaries [Member]
Preferential tax rate		15.00%
Qiyu.
Preferential tax rate			15.00%	15.00%	15.00%
Qiyu. | High And New Technology Enterprises
Preferential tax rate	15.00%
Beihai Borui Credit Service Co., Ltd
Preferential tax rate			15.00%	15.00%	15.00%